Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Mar. 29, 2019
Entity Registrant Name	WP Trust
Entity Central Index Key	0001645192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Mar. 29, 2019
Prospectus Date	Mar. 29, 2019
WP Smaller Companies Income Plus Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	WPSMX
WP International Companies Income Plus Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	WPITX
WP Income Plus Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	WPINX
WP Large Cap Income Plus Fund | Institutional Class Shares
Prospectus [Line Items]
Trading Symbol	WPLCX